AMERICAN
  GENERAL
    LIFE COMPANIES
2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019              PAULETTA P. COHN
                                                      DEPUTY GENERAL COUNSEL
                                                      Direct Line (713) 831-1230
                                                      FAX  (713) 620-3878
                                                      E-mail: pcohn@aglife.com

                                 April 7, 2000

BY EDGAR
--------
U.S. Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D. C. 20549

          RE:  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                 SEPARATE ACCOUNT USL VA-R ("REGISTRANT")
               PRODUCT: SELECT RESERVE - VARIABLE
               FILE NOS: 333-63843 AND 811-09007
               CIK NO. 0001069346
               ------------------

Dear Ladies and Gentlemen:

     I am writing this letter as Deputy General Counsel of American General Life Companies and counsel to The United States Life Insurance Company in the City of New York, as the depositor of the Registrant and on behalf of the Registrant.

     Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its Form N-4 Registration Statement ("Amendment"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

     Registrant hereby certifies that:

     (1) the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and

     (2) the Amendment, which is designated as Post-Effective Amendment No. 1 under the 1933 Act and as Amendment No. 4 under the Investment Company Act of 1940, was filed electronically on March 31, 2000.

     Please direct any inquiry regarding the foregoing to the undersigned at
(713) 831-1230.

                                    Very truly yours,

                                    /s/ Pauletta P. Cohn